Revenue (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		$ 1,044	$ 1,002
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		628	$ 503
Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		2,376
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		2,376
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		2,376
Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,510
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,510
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,510
Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		488
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		488
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		488
Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Regulated Operation [Member] | Electricity [Member] | Other [Member] | Other Electric and Regulatory Deferrals [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		371
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		371
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		371
Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		492
Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		291
Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		49
Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		155
Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		57
Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		136
Unregulated Operation Member | Product And Service Other [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		30
Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		115
Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		293
Unregulated Operation Member | Mark-to-market [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		54
Emera Florida And New Mexico Segment [Member] | Unregulated Operation Member | Product And Service Other [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		18
Nova Scotia Power Inc Segment [Member] | Unregulated Operation Member | Product And Service Other [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Emera Maine Segment [Member] | Unregulated Operation Member | Product And Service Other [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Emera Caribbean Segment [Member] | Unregulated Operation Member | Product And Service Other [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Emera Energy Services [Member] | Unregulated Operation Member | Product And Service Other [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		614
Corporate and Other [Member] | Unregulated Operation Member | Product And Service Other [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		47
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,384
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,384
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,384
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other Electric and Regulatory Deferrals [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,384
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,384
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		1,384
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		755
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		755
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		755
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		209
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		209
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		209
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax	[1]	10
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax	[1]	10
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax	[1]	10
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		492
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		291
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		49
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		155
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas	[2],[3]	0
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Unregulated Operation Member | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		18
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue	[4]	0
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Florida And New Mexico Segment [Member] | Unregulated Operation Member | Mark-to-market [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		731
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		731
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		731
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other Electric and Regulatory Deferrals [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		731
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		731
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		731
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		405
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		405
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		405
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		233
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		233
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		233
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		28
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		28
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		28
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Unregulated Operation Member | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Nova Scotia Power Inc Segment [Member] | Unregulated Operation Member | Mark-to-market [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other Electric and Regulatory Deferrals [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		107
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		80
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		80
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		80
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		16
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		16
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		16
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		66
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		66
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		66
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Maine Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Maine Segment [Member] | Unregulated Operation Member | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Maine Segment [Member] | Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Maine Segment [Member] | Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Maine Segment [Member] | Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Maine Segment [Member] | Unregulated Operation Member | Mark-to-market [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		154
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		154
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		154
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other Electric and Regulatory Deferrals [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		154
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		154
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		154
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		270
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		270
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		270
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		30
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		30
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		30
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		6
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		6
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		6
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Caribbean Segment [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Caribbean Segment [Member] | Unregulated Operation Member | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Caribbean Segment [Member] | Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Caribbean Segment [Member] | Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Caribbean Segment [Member] | Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Caribbean Segment [Member] | Unregulated Operation Member | Mark-to-market [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Electricity [Member] | Other Electric and Regulatory Deferrals [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Energy Services [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Emera Energy Services [Member] | Unregulated Operation Member | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Emera Energy Services [Member] | Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		136
Operating Segments Member | Emera Energy Services [Member] | Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		115
Operating Segments Member | Emera Energy Services [Member] | Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		309
Operating Segments Member | Emera Energy Services [Member] | Unregulated Operation Member | Mark-to-market [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		54
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Operating Segments Member | Corporate and Other [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		57
Operating Segments Member | Corporate and Other [Member] | Unregulated Operation Member | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		47
Operating Segments Member | Corporate and Other [Member] | Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Corporate and Other [Member] | Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Corporate and Other [Member] | Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Operating Segments Member | Corporate and Other [Member] | Unregulated Operation Member | Mark-to-market [Member] | Other [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Electricity [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Electricity [Member] | Commercial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Electricity [Member] | Industrial [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		(3)
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		(3)
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		(3)
Intersegment Eliminations [Member] | Regulated Operation [Member] | Electricity [Member] | Other [Member] | Other Electric and Regulatory Deferrals [Member]
Regulated Operating Revenue Electric Non Nuclear Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Unregulated Operating Revenue Abstract
Revenue From Contract With Customer Excluding Assessed Tax		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Oil And Gas Service [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Commercial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Industrial [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Intersegment Eliminations [Member] | Regulated Operation [Member] | Oil And Gas Service [Member] | Other [Member] | Finance Income [Member]
Results Of Operations Revenue From Oil And Gas Producing Activities Abstract
Regulated Operating Revenue, Gas		0
Intersegment Eliminations [Member] | Unregulated Operation Member | Other [Member] | Capacity [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Intersegment Eliminations [Member] | Unregulated Operation Member | Product And Service Other [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		(35)
Intersegment Eliminations [Member] | Unregulated Operation Member | Energy Marketing And Trading Margin [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		0
Intersegment Eliminations [Member] | Unregulated Operation Member | Energy Commodities And Service [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		(16)
Intersegment Eliminations [Member] | Unregulated Operation Member | Mark-to-market [Member] | Other [Member] | Finance Income [Member]
Unregulated Operating Revenue Abstract
Unregulated Operating Revenue		$ 0

[1]	Other includes an immaterial amount of rental revenues, which do not represent revenue from contracts with customers.
[2]	Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
[3]	Revenue which does not represent revenues from contracts with customers.
[4]	Includes gains (losses) on settlement of energy related derivatives, which do not represent revenue from contracts with customers.